Annual Total Returns[BarChart] - Invesco Taxable Municipal Bond ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	20.99%	11.36%	(5.09%)	15.70%	0.92%	5.28%	8.20%	0.63%	11.26%	9.43%